SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
	Authorized		Outstanding
	December 31,		December 31,
	2023	2022	2023	2022
	Number of shares

Ordinary shares of NIS 0.04 par value each	200,000,000	200,000,000	34,532,452	34,507,303

Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,546,150	14.58	-
Granted	1,315,800	4.71
Exercised	-	-
Forfeited	(582,550)	15.72

Outstanding - end of the year	2,279,400	8.63	-

Options exercisable at the end of the year	641,325	15.41	-

Vested and expected to vest	641,325	15.41	-

Schedule of Activities Relating to Company's RSUs Granted to Employees
	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - end of the year	74,887	12.17	428
Granted	23,809	4.11
Exercised	(25,477)	11.77
Forfeited	(12,508)	2.80

Outstanding - end of the year	60,711	8.51	227

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	60,711	8.51	227

Schedule of Awards Outstanding
	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	60,711	5.64	$0.01	-	-	$-
$4.0-9.5	1,455,200	6.25	$5.01	23,150	5.68	$8.07
$10.2-19.7	709,200	3.32	$13.13	503,175	2.90	$13.17
$20.3-29.5	115,000	0.67	$26.70	115,000	0.67	$26.70

	2,340,111			641,325

Schedule of Compensation Expenses
	December 31,
	2023	2022

Cost of revenues	$95	$315
Research and development expenses	89	69
Marketing and selling expenses	298	201
General and administrative expenses	543	917

Total	$1,025	$1,502